CAPITAL MANAGEMENT - determined requirement (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CAPITAL MANAGEMENT
Credit risk	$ 207,256,530	$ 136,872,371
Operational risk	74,466,666	51,026,023	$ 55,528,568
Market risk	17,327,442	6,484,215	$ 11,487,308
Requirement	299,050,638	194,382,609
Integration	590,649,660	510,446,879
Excess	$ 291,599,022	$ 316,064,270